INVESTMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Investments Schedule [Abstract]
Investment [Text Block]
7. INVESTMENTS

The Company has made investments in certain early stage food related companies which can benefit from various synergies within the Company’s various operating businesses.  As of March 31, 2015 and December 31, 2014, the Company had made investments in three such companies in the aggregate amount of $204,000, and are carried at cost. The Company does not have significant influence over the operations of the investment companies.

6. INVESTMENTS

The Company has made investments in certain early stage food related companies which can benefit from synergies within the Company’s various operating businesses and can provide potential upside to the Company from the equity the Company receives in such entities.  As of December 31, 2014, the Company had made investments in three such companies in the aggregate amount of $204,000, and are carried at cost. The Company does not have significant influence over the investments. There were no such investments at December 31, 2013